Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2013	Jul. 31, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TRANS LUX CORP
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,895,424
Entity Public Float			$ 11,912,000
Amendment Flag	false
Entity Central Index Key	0000099106
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1